Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Class A Shares Of Common Stock [Member]	Class B Shares Of Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Losses) [Member]	Arcos Dorados Holdings Inc.' Shareholders [Member]	Non Controlling Interests [Member]	Total
Balance at Dec. 31, 2010	$ 226,528	$ 151,018	$ (2,468)	$ 271,387	$ (98,664)	$ 547,801	$ 1,394	$ 549,195
Balance of Common stock shares at Dec. 31, 2010	145,129,780	96,753,186
Net income for the year				115,529		115,529	271	115,800
Other comprehensive losses					(49,725)	(49,725)	(519)	(50,244)
Split-off of Axis Business	(27,155)	(18,103)				(45,258)		(45,258)
Split-off of Axis Business, shares	(25,129,780)	(16,753,186)
Dividends to Arcos Dorados Holdings Inc.'s shareholders ($0.24 per share)				(50,027)		(50,027)		(50,027)
Issuance of class A shares in connection with the initial public offering	152,281					152,281		152,281
Issuance of class A shares in connection with the initial public offering, shares	9,529,412
Stock-based compensation related to the 2011 Equity Incentive Plan			8,202			8,202		8,202
Dividends on restricted share units under the 2011 Equity Incentive Plan				(182)		(182)		(182)
Dividends to non-controlling interests							(138)	(138)
Balance at Dec. 31, 2011	351,654	132,915	5,734	336,707	(148,389)	678,621	1,008	679,629
Balance of Common stock shares at Dec. 31, 2011	129,529,412	80,000,000						209,529,412
Net income for the year				114,332		114,332	256	114,588
Other comprehensive losses					(10,432)	(10,432)	21	(10,411)
Dividends to Arcos Dorados Holdings Inc.'s shareholders ($0.24 per share)				(50,036)		(50,036)		(50,036)
Stock-based compensation related to the 2011 Equity Incentive Plan			12,900			12,900		12,900
Dividends on restricted share units under the 2011 Equity Incentive Plan				(242)		(242)		(242)
Dividends to non-controlling interests							(118)	(118)
Balance at Dec. 31, 2012	351,654	132,915	18,634	400,761	(158,821)	745,143	1,167	746,310
Balance of Common stock shares at Dec. 31, 2012	129,529,412	80,000,000						209,529,412
Net income for the year				53,854		53,854	18	53,872
Other comprehensive losses					(59,914)	(59,914)	(152)	(60,066)
Dividends to Arcos Dorados Holdings Inc.'s shareholders ($0.24 per share)				(50,036)		(50,036)		(50,036)
Issuance of class A shares in connection with the initial public offering	7,166		(7,166)
Issuance of class A shares in connection with the initial public offering, shares	338,014
Stock-based compensation related to the 2011 Equity Incentive Plan			5,782			5,782		5,782
Dividends on restricted share units under the 2011 Equity Incentive Plan				(292)		(292)		(292)
Dividends to non-controlling interests							(271)	(271)
Balance at Dec. 31, 2013	$ 358,820	$ 132,915	$ 17,250	$ 404,287	$ (218,735)	$ 694,537	$ 762	$ 695,299
Balance of Common stock shares at Dec. 31, 2013	129,867,426	80,000,000						209,867,426